Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Information for Reporting Segments
[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2020
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity income

Body Exteriors & Structures	$13,550	$13,292	$817	$727	$—
Power & Vision	9,722	9,553	495	464	(179)
Seating Systems	4,455	4,433	107	73	(6)
Complete Vehicles	5,415	5,363	274	84	(3)
Corporate & Other [i]	(495)	6	(17)	18	(1)

Total Reportable Segments	$32,647	$32,647	$1,676	$1,366	$(189)

	2019
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity (income) loss
Body Exteriors & Structures	$16,458	$16,110	$1,299	$710	$(3)
Power & Vision	11,312	11,103	747	464	(174)
Seating Systems	5,577	5,548	312	66	(4)
Complete Vehicles	6,707	6,661	144	84	(1)
Corporate & Other [i]	(623)	9	43	21	4

Total Reportable Segments	$39,431	$39,431	$2,545	$1,345	$(178)

	2020
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$7,536	$31	$483	$4,725	$581
Power & Vision	5,529	371	1,315	2,666	440
Seating Systems	1,118	144	176	418	70
Complete Vehicles	671	80	121	578	34
Corporate & Other [i]	710	321	—	88	20

Total Reportable Segments	$15,564	$947	$2,095	$8,475	$1,145

	2019
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$7,906	$31	$458	$4,827	$713
Power & Vision	5,626	899	1,238	2,299	577
Seating Systems	1,219	134	169	412	76
Complete Vehicles	735	2	111	593	69
Corporate & Other [i]	468	144	—	129	6

Total Reportable Segments	$15,954	$1,210	$1,976	$8,260	$1,441

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes
[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	2020	2019

Net Income	$677	$1,632
Add:
Interest expense, net	86	82
Other expense, net	584	240
Income taxes	329	591

Adjusted EBIT	$1,676	$2,545

Summary of Net Assets for Company's Reporting Segments
[c]	The following table shows Net Assets for the Company’s reporting segments:

	2020	2019

Total Assets	$28,605	$25,790
Deduct assets not included in segment net assets:
Cash and cash equivalents	(3,268)	(1,276)
Deferred tax assets	(372)	(308)
Long-term receivables from joint venture partners	(66)	(71)
Deduct liabilities included in segment net assets:
Accounts payable	(6,266)	(5,628)
Accrued salaries and wages	(815)	(753)
Other accrued liabilities	(2,254)	(1,800)

Segment Net Assets	$15,564	$15,954

Schedule of Aggregates External Revenues by Customer
[d]	The following table aggregates external revenues by customer as follows:

	2020	2019

General Motors	$4,921	$5,732
BMW	4,714	5,469
Daimler AG	4,596	4,887
Ford Motor Company	4,004	5,270
Fiat Chrysler Automobiles	3,958	5,173
Volkswagen	3,510	4,001
Other	6,944	8,899

	$32,647	$39,431

Schedule of External Revenues and Long-Lived Assets by Geographic Region
[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2020	2019	2020	2019

North America
United States	$8,210	$9,702	$1,610	$1,661
Canada	4,144	5,353	974	993
Mexico	3,359	4,294	1,247	1,287

	15,713	19,349	3,831	3,941

Europe
Austria	6,817	8,279	867	872
Germany	4,366	4,878	1,095	1,090
Czech Republic	912	899	293	276
Poland	535	689	221	201
Russia	345	434	120	134
Spain	323	431	82	79
United Kingdom	292	422	214	209
Italy	256	527	265	244
Turkey	247	293	9	10
France	142	201	62	55
Slovakia	126	139	283	223
Other Europe	111	139	222	215

	14,472	17,331	3,733	3,608

Asia Pacific
China	1,921	1,947	758	528
India	79	144	89	98
Other Asia Pacific	31	73	6	5

	2,031	2,164	853	631
Rest of World	431	587	58	80

	$32,647	$39,431	$8,475	$8,260